Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	€ 202,546	€ 176,603
Intangible assets	12,146	21,013
Right-of-use assets	105,608	76,812
Deferred tax assets	1,563	807
Other financial assets	78,536	52,641
Total non-current assets	400,399	327,876
Current assets
Inventories	27,246	34,104
Prepayments and other assets	15,282	17,934
Trade and other receivables	47,393	56,043
Other financial assets	4,566	1,776
Cash and cash equivalents	160,919	44,585
Total current assets	255,406	154,442
Total assets	655,805	482,318
Equity
Share capital	32,801	32,521
Share premium	372,135	372,135
Reserves	3,980	(23,141)
Accumulated deficit	(506,797)	(461,198)
Equity attributable to equity holders of the Company	(97,881)	(79,683)
Non-controlling interests	(46)	361
Total equity	(97,927)	(79,322)
Non-current liabilities
Borrowings	512,014	350,722
Lease liabilities	99,691	71,563
Provisions and other liabilities	5,559	11,793
Contract liabilities	202	180
Deferred tax liabilities	640	1,549
Derivative liabilities	20,132	6,720
Total non-current liabilities	638,238	442,527
Current liabilities
Trade and other payables	73,919	76,948
Contract liabilities	22,650	9,823
Current tax liabilities	428	1,050
Lease liabilities	16,724	11,927
Provisions and other liabilities	1,773	18,643
Derivative liabilities	0	722
Total current liabilities	115,494	119,113
Total liabilities	753,732	561,640
Total equity and liabilities	€ 655,805	€ 482,318